Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operations
Net loss for the year	$ (3,313,365)	$ (6,635,073)	$ (5,750,583)
Items not involving cash:
Amortization	486	485	121
Share-based payments	131,314	1,786,445	2,190,000
Unrealized loss on marketable securities	63,513	549,946	66,899
Gain on option of exploration and evaluation assets			(832,302)
Gain on write-down of amounts payable and share subscriptions		(49,134)
Write-down of exploration and evaluation assets	1,036,875	749,771	1,081,250
Flow-through recovery	(159,579)	(717,679)	(185,872)
Changes in non-cash operating assets and liabilities:
Amounts receivable and prepaid expenses	280,953	668,099	(328,434)
Accounts payable and accrued liabilities	284,682	(333,822)	355,607
Due to related parties	(111,980)	(130,007)	347,953
Cash used in operating activities	(1,787,101)	(4,110,969)	(3,055,361)
Investing activities
Acquisition of exploration and evaluation assets		(52,500)	(508,500)
Exploration and evaluation asset recoveries			716,377
Equipment purchases			(2,428)
Cash provided by (used in) investing activities		(52,500)	205,449
Financing activities
Proceeds from financing	1,100,000	2,324,999	6,620,375
Share issue costs	(66,000)	(121,200)	(217,371)
Cash provided by financing activities	1,034,000	2,203,799	6,403,004
Increase (decrease) in cash during the year	(753,101)	(1,959,670)	3,553,092
Cash, beginning of the year	1,704,908	3,664,578	111,486
Cash, end of the year	951,807	1,704,908	3,664,578
Supplemental information:
Shares issued for exploration and evaluation assets		1,995,416	931,526
Fair value of warrants issued in connection with financing		128,767	234,175
Fair value of shares issued to finders			24,083
Exploration and evaluation assets in accounts payable Write-down of accrued exploration and evaluation acquisition	37,500		1,834,000
costs included in accounts payable		$ 1,834,000